Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

23. Subsequent Events

On January 1, 2025, March 31, 2025 and April 1, 2025, the Group granted 400,000 restricted shares, 320,000 options, 926,846 restricted shares to its employees and consultant, respectively.

On January 14, 2025, the Group drew down RMB9.9 million under the credit facility provided by the China Minsheng Bank. This borrowing has a maturity of one year and an interest rate of 2.80% per annum.

Please see Note 13(i) for subsequent extension of short-term borrowings.